Fair Value of Financial Instruments (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Assets
Cash	$ 27,821	$ 35,414	$ 73,393	$ 102,599
Liabilities
Convertible note payable, net of discounts	184,470	42,655		14,879
Notes payable, related parties
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Cash	27,821	35,414		102,599
Total assets	27,821	35,414		102,599
Liabilities
Convertible note payable, net of discounts
Notes payable, related parties
Total liabilities
Net assets and liabilities	27,821	35,414		102,599
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Cash
Total assets
Liabilities
Convertible note payable, net of discounts	184,470	42,655		14,879
Notes payable, related parties	30,000	30,000
Total liabilities	214,470	72,655		14,879
Net assets and liabilities	(214,470)	(72,655)		(14,879)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Cash
Total assets
Liabilities
Convertible note payable, net of discounts
Notes payable, related parties
Total liabilities
Net assets and liabilities